Convertible Preference Shares of Subsidiary (Details)	6 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended						12 Months Ended		6 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended				6 Months Ended	11 Months Ended	12 Months Ended					0 Months Ended				11 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Subsequent Event [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 14, 2010 Private Placement [Member] MTDC [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	May 08, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS to EEV and PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Mar. 10, 2011 Private Placement [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Aug. 01, 2010 Private Placement [Member] MTDC [Member] USD ($)	May 25, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS to EEV and PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Nov. 26, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Nov. 26, 2013 WGBM [Member] Convertible Preferred Stock [Member] MYR	Jun. 30, 2014 MTDC [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Apr. 03, 2014 MTDC [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 14, 2010 MTDC [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Dec. 31, 2010 KMP [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2010 EEV [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Oct. 31, 2013 PMSB [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Jun. 30, 2014 Rights of the Holders of Series A and B CPS [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Mar. 31, 2014 WGBM [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Jun. 30, 2014 WGBM [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Nov. 26, 2013 WGBM [Member] Convertible Preferred Stock [Member] MYR	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] KMP [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] EEV [Member]	Oct. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] PMSB [Member] USD ($)	Oct. 11, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Jun. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Jun. 30, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Oct. 11, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Jun. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] MTDC [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Nov. 26, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Jun. 30, 2014 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] Minimum [Member] USD ($)	Dec. 14, 2010 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Dec. 14, 2010 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] Series C SSA [Member]	Nov. 26, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Mar. 10, 2011 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Nov. 26, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Apr. 03, 2014 Convertible Preferred Stock [Member] Series C CPS [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Rights of the Holders of Series A and B CPS [Member]	Dec. 31, 2011 Common Stock [Member] Convertible Preferred Stock [Member] Maximum [Member] USD ($)	Aug. 27, 2013 Common Stock [Member]	May 26, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member] USD ($)	Mar. 10, 2011 Series C Convertible Preferred Stock [Member] Convertible Preferred Stock [Member] USD ($)	Nov. 26, 2013 WGBM [Member] Convertible Preferred Stock [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2013 Convertible Preferred Stock [Member] USD ($)	May 26, 2011 Series A Preferred Stock [Member]	Dec. 31, 2013 Rights of the Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2011 Rights of the Holders of Series A and B CPS [Member]	Aug. 01, 2010 Rights of the Holders of Series A and B CPS [Member] USD ($)
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share)							$ 2.25	$ 2.25	$ 2.25	$ 1.5462		$ 2.25	$ 2.25	$ 2.25																																$ 2.3193
Sale of Stock, Number of Shares Issued in Transaction (in Shares)						3,233,734				3,233,734										1,077,911	188,057	222,222						188,057	222,222																	1,077,911	3,233,734
Conversion of Stock, Shares Issued (in Shares)																							444,444							444,444																			3,233,734					191,861	1
Conversion of Stock, Amount Issued			$ 9,838,569																				$ 70,000							$ 70,000	$ 70,000
Share Price (in Dollars per share)	$ 12.50	$ 39.76	$ 2.00	$ 29.82		$ 1.5462					$ 263.09									$ 2.3193											$ 2.00	$ 2,236.30	$ 39.76	$ 2.00	$ 2.98		$ 2,630.90		$ 39.76	$ 2.00	$ 2.98												$ 223.63											$ 223.63
Share Premium Percentage																		8.00%																																		20.00%											8.00%
Applicable Stock Price Calculation Percentage																		85.00%						85.00%														85.00%																										85.00%
Preferred Stock Conversion Rate																			1							1																																				3
Denominator for Conversion of Preferred Stock																100									100																																					100
Derivative Liability, Fair Value, Gross Liability																															1,082,351		1,213,727	1,082,351	1,210,909	1,245,101			770,641	446,602	619,652		2,135,715
Increase (Decrease) in Derivative Liabilities		(274,489)																															2,818	(128,558)	(34,192)				150,989	(173,050)	(1,516,063)
Derivative, Gain on Derivative																																		1,012,351
Applicable Stock Price (in Dollars per share)																																												$ 154.05	$ 9.94
Conversion of Stock, Shares Converted (in Shares)					99.39														993.9																																					1,067,317					99.39
Stock Issued During Period, Value, Conversion of Convertible Securities			10,338,887																																													4,993,728		4,993,728						5,150,712
Preferred Stock, Shares Authorized (in Shares)	10,000,000		10,000,000	10,000,000													200,000,000																																									200,000,000
Preferred Stock, Par or Stated Value Per Share (in Ringgits per share)	$ 0.001		$ 0.001	$ 0.001													0.01										0.01
Preferred Stock, Shares Issued (in Shares)															854,723		4,977,345
Preferred Stock, Shares Outstanding (in Shares)																	4,977,345
Number Of Trading Days																		10 days						10 days								10 years
Derivative, Cap Price (in Dollars per Share)																																										$ 1,540.55
Derivative, Floor Price (in Dollars per Share)																																										$ 99.39
Proceeds from Issuance of Convertible Preferred Stock																																																									5,000,000		8,842,256	8,842,256
Payments of Stock Issuance Costs																																																	$ 6,272										$ 118,413	$ 118,413
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																																																			993.9								4,977,345	4,977,345